POST RETIREMENT BENEFIT PLAN Compensation and Retirement (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement
Estimated future employer contributions	$ 145
Estimated net loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year	188
The Corporation will pay a post retirement bonus equal to to employees (i) who were hired prior to March 20, 2007	$ 20,000